CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - GBP (£) £ in Thousands	Dec. 31, 2024	Jun. 30, 2024
ASSETS - NON-CURRENT
Goodwill	£ 511,647	£ 515,724
Intangible assets	114,100	127,797
Property, plant and equipment	16,603	20,638
Lease right-of-use assets	47,459	53,294
Deferred tax assets	21,466	18,323
Financial assets and other receivables	9,005	10,499
TOTAL	720,280	746,275
ASSETS - CURRENT
Trade and other receivables	190,059	193,673
Corporation tax receivable	10,072	11,402
Financial assets	118	183
Cash and cash equivalents	60,065	62,358
TOTAL	260,314	267,616
TOTAL ASSETS	980,594	1,013,891
LIABILITIES - CURRENT
Lease liabilities	14,457	14,450
Trade and other payables	106,260	116,569
Corporation tax payable	9,784	8,556
Contingent consideration	3,577	8,444
Deferred consideration	4,170	5,840
TOTAL	138,248	153,859
LIABILITIES - NON CURRENT
Borrowings	123,669	144,754
Lease liabilities	37,711	43,557
Deferred tax liabilities	24,719	30,814
Contingent consideration	1,155	0
Deferred consideration	0	943
Other liabilities	377	509
TOTAL	187,631	220,577
EQUITY
Share capital	1,189	1,180
Share premium	21,280	21,280
Merger relief reserve	63,440	63,440
Retained earnings	602,688	573,640
Other reserves	(33,872)	(20,059)
Investment in own shares	(10)	(26)
TOTAL	654,715	639,455
TOTAL LIABILITIES AND EQUITY	£ 980,594	£ 1,013,891